Shareholder Report, Average Annual Return (Details)	1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		60 Months Ended	64 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000051850
Average Annual Return [Line Items]
Average Annual Return, Percent				2.22%		5.81%		1.82%
Without Sales Load [Member] | C000051851
Average Annual Return [Line Items]
Average Annual Return, Percent				1.59%		9.78%		2.50%
Without Sales Load [Member] | C000018468
Average Annual Return [Line Items]
Average Annual Return, Percent				(13.71%)		(5.56%)		(11.23%)
Without Sales Load [Member] | C000038835
Average Annual Return [Line Items]
Average Annual Return, Percent				2.04%		(5.76%)		(11.58%)
Without Sales Load [Member] | C000051849
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.67%)		(2.62%)		(8.16%)
Without Sales Load [Member] | C000051853
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.86%)		(0.71%)		(3.92%)
Without Sales Load [Member] | C000018467
Average Annual Return [Line Items]
Average Annual Return, Percent				(16.97%)		(5.82%)		(11.12%)
Without Sales Load [Member] | C000051872
Average Annual Return [Line Items]
Average Annual Return, Percent				(14.92%)		(5.72%)		(8.40%)
Without Sales Load [Member] | C000051870
Average Annual Return [Line Items]
Average Annual Return, Percent				(33.86%)		(5.45%)		(10.49%)
Without Sales Load [Member] | C000018469
Average Annual Return [Line Items]
Average Annual Return, Percent				(26.85%)		(14.56%)		(19.15%)
Without Sales Load [Member] | C000038841
Average Annual Return [Line Items]
Average Annual Return, Percent				(3.38%)		(0.80%)		(6.36%)
Without Sales Load [Member] | C000038822
Average Annual Return [Line Items]
Average Annual Return, Percent				(27.93%)		(5.57%)		(12.01%)
Without Sales Load [Member] | C000018466
Average Annual Return [Line Items]
Average Annual Return, Percent				(18.35%)		(9.40%)		(13.00%)
Without Sales Load [Member] | C000038823
Average Annual Return [Line Items]
Average Annual Return, Percent				(22.14%)		(4.82%)		(11.78%)
Without Sales Load [Member] | C000082080
Average Annual Return [Line Items]
Average Annual Return, Percent				3.52%		(6.48%)		(1.84%)
Without Sales Load [Member] | C000082081
Average Annual Return [Line Items]
Average Annual Return, Percent				2.18%		(17.65%)		(7.84%)
Without Sales Load [Member] | C000038820
Average Annual Return [Line Items]
Average Annual Return, Percent				23.23%		18.76%		9.27%
Without Sales Load [Member] | C000038810
Average Annual Return [Line Items]
Average Annual Return, Percent				18.21%		1.52%		14.85%
Without Sales Load [Member] | C000038809
Average Annual Return [Line Items]
Average Annual Return, Percent				(2.05%)		(2.51%)		8.17%
Without Sales Load [Member] | C000273458
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
Without Sales Load [Member] | C000018464
Average Annual Return [Line Items]
Average Annual Return, Percent				39.75%		12.49%		19.67%
Without Sales Load [Member] | C000038814
Average Annual Return [Line Items]
Average Annual Return, Percent				83.26%		29.50%		4.38%
Without Sales Load [Member] | C000038811
Average Annual Return [Line Items]
Average Annual Return, Percent				(2.53%)		8.30%		15.45%
Without Sales Load [Member] | C000063937
Average Annual Return [Line Items]
Average Annual Return, Percent				(4.54%)		(20.16%)		(5.48%)
Without Sales Load [Member] | C000088640
Average Annual Return [Line Items]
Average Annual Return, Percent				31.85%		8.55%		10.94%
Without Sales Load [Member] | C000038812
Average Annual Return [Line Items]
Average Annual Return, Percent				21.41%		2.02%		12.05%
Without Sales Load [Member] | C000098413
Average Annual Return [Line Items]
Average Annual Return, Percent				9.37%		3.22%		6.62%
Without Sales Load [Member] | C000038813
Average Annual Return [Line Items]
Average Annual Return, Percent				38.86%		11.44%		19.25%
Without Sales Load [Member] | C000038872
Average Annual Return [Line Items]
Average Annual Return, Percent				33.74%		3.31%		12.11%
Without Sales Load [Member] | C000018463
Average Annual Return [Line Items]
Average Annual Return, Percent				45.85%		6.30%		13.60%
Without Sales Load [Member] | C000088638
Average Annual Return [Line Items]
Average Annual Return, Percent				71.08%		(1.33%)		0.10%
Without Sales Load [Member] | C000063940
Average Annual Return [Line Items]
Average Annual Return, Percent				37.32%		7.96%		10.44%
Without Sales Load [Member] | C000063941
Average Annual Return [Line Items]
Average Annual Return, Percent				114.85%		4.16%		11.09%
Without Sales Load [Member] | C000063942
Average Annual Return [Line Items]
Average Annual Return, Percent				55.43%		7.83%		10.45%
Without Sales Load [Member] | C000051848
Average Annual Return [Line Items]
Average Annual Return, Percent				98.53%		0.58%		6.51%
Without Sales Load [Member] | C000224815
Average Annual Return [Line Items]
Average Annual Return, Percent				40.00%		1.80%	1.29%
Without Sales Load [Member] | C000224813
Average Annual Return [Line Items]
Average Annual Return, Percent				37.19%		16.61%	14.05%
Without Sales Load [Member] | C000273454
Average Annual Return [Line Items]
Average Annual Return, Percent	(26.78%)
Without Sales Load [Member] | C000273453
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.04%)
Without Sales Load [Member] | C000018465
Average Annual Return [Line Items]
Average Annual Return, Percent				88.15%		25.58%		35.76%
Without Sales Load [Member] | C000257113
Average Annual Return [Line Items]
Average Annual Return, Percent					71.87%
Without Sales Load [Member] | C000263102
Average Annual Return [Line Items]
Average Annual Return, Percent			54.59%
Without Sales Load [Member] | C000038816
Average Annual Return [Line Items]
Average Annual Return, Percent				9.83%		(2.63%)		3.20%
Without Sales Load [Member] | C000038807
Average Annual Return [Line Items]
Average Annual Return, Percent				86.47%		2.42%		12.54%
Without Sales Load [Member] | C000018459
Average Annual Return [Line Items]
Average Annual Return, Percent				56.80%		20.08%		24.31%
Without Sales Load [Member] | C000263307
Average Annual Return [Line Items]
Average Annual Return, Percent		19.09%
Without Sales Load [Member] | C000038817
Average Annual Return [Line Items]
Average Annual Return, Percent				272.30%		67.37%		60.83%
Without Sales Load [Member] | C000038818
Average Annual Return [Line Items]
Average Annual Return, Percent				62.60%		1.65%		11.66%
Without Sales Load [Member] | C000038819
Average Annual Return [Line Items]
Average Annual Return, Percent				149.89%		30.80%		41.71%
Without Sales Load [Member] | C000038821
Average Annual Return [Line Items]
Average Annual Return, Percent				14.72%		10.47%		10.61%
Without Sales Load [Member] | C000074108
Average Annual Return [Line Items]
Average Annual Return, Percent				58.50%		13.58%		23.54%
Without Sales Load [Member] | C000074110
Average Annual Return [Line Items]
Average Annual Return, Percent				66.93%		1.88%		11.84%
Without Sales Load [Member] | C000074098
Average Annual Return [Line Items]
Average Annual Return, Percent				142.72%		28.22%		44.86%
Without Sales Load [Member] | C000074111
Average Annual Return [Line Items]
Average Annual Return, Percent				136.29%		(5.69%)		8.29%
Without Sales Load [Member] | C000074109
Average Annual Return [Line Items]
Average Annual Return, Percent				88.11%		23.81%		30.26%
Without Sales Load [Member] | C000074107
Average Annual Return [Line Items]
Average Annual Return, Percent				(3.82%)		16.64%		(1.90%)
Without Sales Load [Member] | C000074100
Average Annual Return [Line Items]
Average Annual Return, Percent				(41.89%)		(25.08%)		(38.07%)
Without Sales Load [Member] | C000074102
Average Annual Return [Line Items]
Average Annual Return, Percent				(49.48%)		(29.35%)		(40.17%)
Without Sales Load [Member] | C000074099
Average Annual Return [Line Items]
Average Annual Return, Percent				(65.89%)		(49.16%)		(55.87%)
Without Sales Load [Member] | C000074103
Average Annual Return [Line Items]
Average Annual Return, Percent				(68.29%)		(31.55%)		(43.95%)
Without Sales Load [Member] | C000074101
Average Annual Return [Line Items]
Average Annual Return, Percent				(50.90%)		(35.28%)		(42.03%)
Without Sales Load [Member] | C000051862
Average Annual Return [Line Items]
Average Annual Return, Percent				1.32%		8.87%		2.16%
Without Sales Load [Member] | C000051863
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.63%)		14.96%		1.58%
Without Sales Load [Member] | C000038858
Average Annual Return [Line Items]
Average Annual Return, Percent				(22.22%)		(16.78%)		(25.68%)
Without Sales Load [Member] | C000038857
Average Annual Return [Line Items]
Average Annual Return, Percent				0.82%		(3.86%)		(16.38%)
Without Sales Load [Member] | C000018461
Average Annual Return [Line Items]
Average Annual Return, Percent				(28.77%)		(15.10%)		(24.74%)
Without Sales Load [Member] | C000038863
Average Annual Return [Line Items]
Average Annual Return, Percent				(51.56%)		(38.90%)		(31.80%)
Without Sales Load [Member] | C000038859
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.07%)		(16.06%)		(26.02%)
Without Sales Load [Member] | C000051861
Average Annual Return [Line Items]
Average Annual Return, Percent				(7.48%)		(16.51%)		(22.88%)
Without Sales Load [Member] | C000063930
Average Annual Return [Line Items]
Average Annual Return, Percent				(28.98%)		(18.59%)		(22.55%)
Without Sales Load [Member] | C000038860
Average Annual Return [Line Items]
Average Annual Return, Percent				(20.51%)		(6.99%)		(19.15%)
Without Sales Load [Member] | C000038861
Average Annual Return [Line Items]
Average Annual Return, Percent				(31.16%)		(18.45%)		(27.69%)
Without Sales Load [Member] | C000038855
Average Annual Return [Line Items]
Average Annual Return, Percent				(29.90%)		(14.37%)		(25.23%)
Without Sales Load [Member] | C000018460
Average Annual Return [Line Items]
Average Annual Return, Percent				(34.35%)		(16.39%)		(25.22%)
Without Sales Load [Member] | C000063928
Average Annual Return [Line Items]
Average Annual Return, Percent				(53.08%)		(25.23%)		(38.24%)
Without Sales Load [Member] | C000051860
Average Annual Return [Line Items]
Average Annual Return, Percent				(31.36%)		(15.84%)		(19.78%)
Without Sales Load [Member] | C000051857
Average Annual Return [Line Items]
Average Annual Return, Percent				(59.14%)		(15.69%)		(24.19%)
Without Sales Load [Member] | C000051858
Average Annual Return [Line Items]
Average Annual Return, Percent				(42.90%)		(17.88%)		(20.05%)
Without Sales Load [Member] | C000051854
Average Annual Return [Line Items]
Average Annual Return, Percent				(54.78%)		(15.78%)		(23.92%)
Without Sales Load [Member] | C000018462
Average Annual Return [Line Items]
Average Annual Return, Percent				(49.46%)		(32.47%)		(38.77%)
Without Sales Load [Member] | C000257112
Average Annual Return [Line Items]
Average Annual Return, Percent					(47.51%)
Without Sales Load [Member] | C000038865
Average Annual Return [Line Items]
Average Annual Return, Percent				(11.01%)		(7.24%)		(16.84%)
Without Sales Load [Member] | C000038846
Average Annual Return [Line Items]
Average Annual Return, Percent				(51.37%)		(17.75%)		(27.92%)
Without Sales Load [Member] | C000018470
Average Annual Return [Line Items]
Average Annual Return, Percent				(36.27%)		(22.31%)		(27.80%)
Without Sales Load [Member] | C000038866
Average Annual Return [Line Items]
Average Annual Return, Percent				(80.94%)		(66.53%)		(61.76%)
Without Sales Load [Member] | C000038847
Average Annual Return [Line Items]
Average Annual Return, Percent				(43.14%)		(15.49%)		(27.12%)
Without Sales Load [Member] | C000038867
Average Annual Return [Line Items]
Average Annual Return, Percent				(65.01%)		(39.90%)		(44.79%)
Without Sales Load [Member] | C000038869
Average Annual Return [Line Items]
Average Annual Return, Percent				(15.53%)		(17.01%)		(21.21%)
ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent				4.09%		(0.88%)		0.90%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent				4.02%		(6.04%)		(1.32%)
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average℠ Index
Average Annual Return, Percent				22.71%		10.18%		13.48%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Financial Select Sector Index
Average Annual Return, Percent				2.88%		8.26%		12.54%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE China 50 Index
Average Annual Return, Percent				2.27%		(2.28%)		3.79%
Markit iBoxx® $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Markit iBoxx<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> $ Liquid High Yield Index
Average Annual Return, Percent				7.40%		4.29%		5.42%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				25.88%		8.07%		11.30%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent				22.80%		8.71%		9.27%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent				54.31%		7.78%		10.66%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.09%		18.16%		22.04%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Real Estate Select Sector Index
Average Annual Return, Percent				9.08%		3.79%		6.97%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.08%		6.61%		11.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				33.33%		5.94%		10.80%
ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent				4.09%		(0.88%)		0.90%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent				4.02%		(6.04%)		(1.32%)
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Communication Services Select Sector Index
Average Annual Return, Percent				15.43%		9.15%		13.85%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent				13.95%		7.91%		13.10%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Consumer Staples Select Sector Index
Average Annual Return, Percent				2.91%		6.07%		7.59%
NYSE Arca: CPER
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average℠ Index
Average Annual Return, Percent				22.71%		10.18%		13.48%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Energy Select Sector Index
Average Annual Return, Percent				42.48%		21.12%		9.79%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Financial Select Sector Index
Average Annual Return, Percent				2.88%		8.26%		12.54%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE China 50 Index
Average Annual Return, Percent				2.27%		(2.28%)		3.79%
FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE Developed Europe All Cap Index
Average Annual Return, Percent				20.42%		8.77%		9.48%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Health Care Select Sector Index
Average Annual Return, Percent				14.76%		5.66%		9.62%
Markit iBoxx® $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Markit iBoxx<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> $ Liquid High Yield Index
Average Annual Return, Percent				7.40%		4.29%		5.42%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Industrials Select Sector Index
Average Annual Return, Percent				22.89%		12.28%		14.06%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Materials Select Sector Index
Average Annual Return, Percent				20.91%		5.40%		10.36%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				25.88%		8.07%		11.30%
MSCI Brazil 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Brazil 25/50 Index
Average Annual Return, Percent				40.14%		7.30%		9.69%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent				22.80%		8.71%		9.27%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent				54.31%		7.78%		10.66%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Japan Index
Average Annual Return, Percent				31.74%		9.34%		9.59%
Nasdaq Biotechnology® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Biotechnology<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				47.78%		5.50%		8.14%
ISE CTA Cloud Computing Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ISE CTA Cloud Computing Index
Average Annual Return, Percent				26.36%		8.69%	8.16%
Nasdaq CTA Cybersecurity IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq CTA Cybersecurity Index℠
Average Annual Return, Percent				25.04%		16.06%	14.59%
NYSE Arca: PALL
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.88%)
NYSE Arca: PPLT
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.82%)
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.09%		18.16%		22.04%
Nasdaq-100 Mega Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100 Mega Index
Average Annual Return, Percent					37.94%
Nasdaq-100 Top 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100 Top 30 Index
Average Annual Return, Percent			30.25%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Real Estate Select Sector Index
Average Annual Return, Percent				9.08%		3.79%		6.97%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.08%		6.61%		11.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500 Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Equal Weight Index
Average Annual Return, Percent		12.58%
Dow Jones U.S. Semiconductors IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Semiconductors Index℠
Average Annual Return, Percent				108.80%		43.35%		37.75%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				33.33%		5.94%		10.80%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Technology Select Sector Index
Average Annual Return, Percent				66.37%		23.56%		25.57%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Utilities Select Sector Index
Average Annual Return, Percent				11.55%		9.76%		9.64%
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average℠ Index
Average Annual Return, Percent				22.71%		10.18%		13.48%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				25.88%		8.07%		11.30%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.09%		18.16%		22.04%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.08%		6.61%		11.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent				4.02%		(6.04%)		(1.32%)
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average℠ Index
Average Annual Return, Percent				22.71%		10.18%		13.48%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				25.88%		8.07%		11.30%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.09%		18.16%		22.04%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.08%		6.61%		11.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent				4.09%		(0.88%)		0.90%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent				4.02%		(6.04%)		(1.32%)
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent				13.95%		7.91%		13.10%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Consumer Staples Select Sector Index
Average Annual Return, Percent				2.91%		6.07%		7.59%
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average℠ Index
Average Annual Return, Percent				22.71%		10.18%		13.48%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Energy Select Sector Index
Average Annual Return, Percent				42.48%		21.12%		9.79%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Financial Select Sector Index
Average Annual Return, Percent				2.88%		8.26%		12.54%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE China 50 Index
Average Annual Return, Percent				2.27%		(2.28%)		3.79%
FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE Developed Europe All Cap Index
Average Annual Return, Percent				20.42%		8.77%		9.48%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Health Care Select Sector Index
Average Annual Return, Percent				14.76%		5.66%		9.62%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Industrials Select Sector Index
Average Annual Return, Percent				22.89%		12.28%		14.06%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Materials Select Sector Index
Average Annual Return, Percent				20.91%		5.40%		10.36%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				25.88%		8.07%		11.30%
MSCI Brazil 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Brazil 25/50 Index
Average Annual Return, Percent				40.14%		7.30%		9.69%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent				22.80%		8.71%		9.27%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent				54.31%		7.78%		10.66%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Japan Index
Average Annual Return, Percent				31.74%		9.34%		9.59%
Nasdaq Biotechnology® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Biotechnology<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				47.78%		5.50%		8.14%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.09%		18.16%		22.04%
Nasdaq-100 Mega Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100 Mega Index
Average Annual Return, Percent					37.94%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Real Estate Select Sector Index
Average Annual Return, Percent				9.08%		3.79%		6.97%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				43.08%		6.61%		11.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
Dow Jones U.S. Semiconductors IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Semiconductors Index℠
Average Annual Return, Percent				108.80%		43.35%		37.75%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				33.33%		5.94%		10.80%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Utilities Select Sector Index
Average Annual Return, Percent				11.55%		9.76%		9.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Index
Average Annual Return, Percent				31.64%		12.94%		13.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent				29.45%		12.91%		15.11%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent				29.84%		12.88%		15.08%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Index
Average Annual Return, Percent				31.64%		12.94%		13.94%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Index
Average Annual Return, Percent				31.64%		12.94%		13.94%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent				54.31%		7.78%		10.66%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent				22.80%		8.71%		9.27%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%	15.11%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%	15.11%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
Ultra QQQ Mega
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ultra QQQ Mega
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent					37.61%
Ultra QQQ Top 30
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ultra QQQ Top 30
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent			24.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent				29.45%		12.91%		15.11%
Ultra S&P 500 Equal Weight
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ultra S&P 500 Equal Weight
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.80%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent				29.84%		12.88%		15.08%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent				29.84%		12.88%		15.08%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent				29.45%		12.91%		15.11%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent				29.45%		12.91%		15.11%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.13%		0.17%		1.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Index
Average Annual Return, Percent				31.64%		12.94%		13.94%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Index
Average Annual Return, Percent				31.64%		12.94%		13.94%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent				54.31%		7.78%		10.66%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent				22.80%		8.71%		9.27%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent				41.98%		15.26%		19.51%
UltraShort QQQ Mega
Average Annual Return [Line Items]
Line Graph and Table Measure Name				UltraShort QQQ Mega
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index
Average Annual Return, Percent					37.61%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent				29.45%		12.91%		15.11%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				29.78%		14.14%		15.64%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Average Annual Return, Percent				29.67%		13.59%		15.26%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Technology Select Sector Index
Average Annual Return, Percent				66.37%		23.56%		25.57%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent				29.84%		12.88%		15.08%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent				29.84%		12.88%		15.08%